1
The Gabelli ABC Fund
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 46.3%
Aerospace and Defense  — 1.1%
174,000 Aerojet Rocketdyne Holdings Inc. .............. $ 7,577,700
1,800 Hexcel Corp.† ........................................... 106,902
22,500 Meggitt plc† ............................................. 223,857
7,908,459
Automotive: Parts and Accessories  — 0.0%
2,000 Veoneer Inc.† ........................................... 68,120
Broadcasting  — 0.5%
8,000 Cogeco Inc. .............................................. 569,714
100,000 Sinclair Broadcast Group Inc., Cl. A ........... 3,168,000
3,737,714
Building and Construction  — 10.5%
2,000 Hinokiya Group Co. Ltd. ............................ 41,871
6,000 Johnson Controls International plc ............ 408,480
950,300 Lennar Corp., Cl. B ................................... 73,733,777
74,184,128
Business Services  — 4.5%
3,000 Devoteam SA† ......................................... 460,097
5,000 Echo Global Logistics Inc.† ....................... 238,550
2,000 eWork Group AB ...................................... 25,404
17,000 exactEarth Ltd.† ....................................... 44,426
24,478 GP Strategies Corp.† ................................ 506,694
10,000 IHS Markit Ltd. ......................................... 1,166,200
388,721 Macquarie Infrastructure Holdings LLC ..... 15,766,524
2,000 Stagwell Inc.† .......................................... 15,340
40,087 Stamps.com Inc.† .................................... 13,220,292
180,000 Steel Connect Inc.† .................................. 365,400
31,808,927
Cable and Satellite  — 0.5%
1,000 Charter Communications Inc., Cl. A† ......... 727,560
600 Gilat Satellite Networks Ltd. ...................... 5,394
65,000 Liberty Global plc, Cl. A† .......................... 1,937,000
23,000 Liberty Global plc, Cl. C† .......................... 677,580
12,000 Liberty Latin America Ltd., Cl. A† .............. 156,960
10,000 Shaw Communications Inc., Cl. B ............. 290,700
3,795,194
Computer Software and Services  — 5.2%
75,000 Avast plc .................................................. 573,790
1,000 Blue Prism Group plc† .............................. 15,495
578,000 Cloudera Inc.† .......................................... 9,230,660
200 Cornerstone OnDemand Inc.† ................... 11,452
20,000 Dell Technologies Inc., Cl. C† .................... 2,080,800
70,000 Digi International Inc.† ............................. 1,471,400
8,500 Fiserv Inc.† .............................................. 922,250
20,000 iGO Inc.† .................................................. 66,200
3,000 Inovalon Holdings Inc., Cl. A† ................... 120,870
545,000 Medallia Inc.† ........................................... 18,459,150
7,500 QAD Inc., Cl. A ......................................... 655,425
4,000 QAD Inc., Cl. B ......................................... 348,600
Shares
Market
Value
11,500 Rocket Internet SE .................................... $ 372,989
3,200 Rockwell Automation Inc. ......................... 940,928
10,000 Xilinx Inc. ................................................. 1,509,900
36,779,909
Consumer Products  — 0.4%
15,000 Bang & Olufsen A/S† ................................ 70,608
10,000 Dorel Industries Inc., Cl. B† ...................... 86,215
10,000 Energizer Holdings Inc. ............................. 390,500
20,000 Hunter Douglas NV† ................................. 2,270,366
2,817,689
Diversified Industrial  — 0.6%
5,000 Akka Technologies† .................................. 276,266
2,500 Forterra Inc.† ........................................... 58,900
16,000 Haldex AB† .............................................. 85,169
1,595 Lydall Inc.† .............................................. 99,034
39,000 Myers Industries Inc. ................................ 763,230
24,300 Raven Industries Inc.† .............................. 1,399,923
35,000 Steel Partners Holdings LP† ..................... 994,875
1,000 The ExOne Co.† ........................................ 23,380
20,000 Wartsila OYJ Abp ..................................... 239,894
3,940,671
Electronics  — 0.1%
2,100 Coherent Inc.† ......................................... 525,189
5,000 IEC Electronics Corp.† .............................. 76,650
13,000 Neways Electronics International NV† ....... 220,608
500 Ultra Electronics Holdings plc ................... 21,801
844,248
Energy and Utilities  — 3.1%
58,000 Alerion Cleanpower SpA ........................... 1,014,483
16,666 Alvopetro Energy Ltd. ............................... 58,816
8,000 APA Corp. ................................................ 171,440
26,310 Covanta Holding Corp. .............................. 529,357
54,661 Enable Midstream Partners LP .................. 443,847
20,000 Endesa SA ................................................ 403,569
520 Equitrans Midstream Corp. ....................... 5,273
200,000 Gulf Coast Ultra Deep Royalty Trust ........... 4,760
33,000 National Fuel Gas Co. ................................ 1,733,160
249,000 PNM Resources Inc. ................................. 12,320,520
40,000 Primo Water Corp. .................................... 628,800
90,000 Severn Trent plc ....................................... 3,157,767
4,000 Solarpack Corp. Tecnologica SA† .............. 121,627
26,000 UGI Corp. ................................................. 1,108,120
21,701,539
Entertainment  — 0.7%
91,000 Fox Corp., Cl. B ........................................ 3,377,920
24,000 Liberty Media Corp.- Liberty Braves, Cl. A† 645,840
4,740 Madison Square Garden Entertainment
Corp.† .................................................. 344,456
3,500 Madison Square Garden Sports Corp.† ..... 650,825
5,019,041

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Equipment and Supplies  — 0.1%
33,600 The L.S. Starrett Co., Cl. A† ...................... $ 419,664
Financial Services  — 4.8%
7,000 Alimco Financial Corp.† ............................ 39,445
40,000 AllianceBernstein Holding LP .................... 1,983,200
1,000 American National Group Inc. ................... 189,030
22,000 Atlantic Capital Bancshares Inc.† .............. 582,780
6,000 Bank of Commerce Holdings ..................... 91,020
4,747 Brookfield Asset Management Inc., Cl. A ... 254,012
10 Brookfield Asset Management Reinsurance
Partners Ltd., Cl. A ................................ 556
7,000 Century Bancorp Inc., Cl. A ....................... 806,680
3,000 Cerved Group SpA† .................................. 35,515
17,500 Charles Stanley Group plc ......................... 120,845
23,000 Equitable Holdings Inc. ............................. 681,720
1,000 Horizon Bancorp Inc. ................................ 18,170
57,000 KKR & Co. Inc. ......................................... 3,470,160
1,000 Mastercard Inc., Cl. A ............................... 347,680
46,000 MoneyGram International Inc.† ................. 368,920
32,500 Santander Consumer USA Holdings Inc. ... 1,355,250
190,000 State Auto Financial Corp. ......................... 9,680,500
275,000 Sterling Bancorp ...................................... 6,864,000
800 The Hartford Financial Services Group Inc. 56,200
1,000 Topdanmark AS ........................................ 51,713
16,000 Valley National Bancorp ............................ 212,960
28,500 Willis Towers Watson plc .......................... 6,625,110
40,000 Wright Investors' Service Holdings Inc.† ... 11,576
33,847,042
Food and Beverage  — 0.8%
2,000 Pernod Ricard SA ..................................... 441,795
20,000 Remy Cointreau SA .................................. 3,880,472
8,000 Sanderson Farms Inc. ............................... 1,505,600
1,000 Stock Spirits Group plc ............................. 5,046
5,832,913
Health Care  — 6.3%
3,500 Acceleron Pharma Inc.† ............................ 602,350
20,000 AstraZeneca plc, ADR ............................... 1,201,200
400 Bio-Rad Laboratories Inc., Cl. A† .............. 298,380
3,000 Bridgebio Pharma Inc.† ............................ 140,610
48,000 Change Healthcare Inc.† ........................... 1,005,120
14,000 Clovis Oncology Inc.† ............................... 62,440
70,000 Hill-Rom Holdings Inc. ............................. 10,500,000
500 ICU Medical Inc.† ..................................... 116,690
182,000 Idorsia Ltd.† ............................................ 4,409,636
300 Illumina Inc.† ........................................... 121,683
20,000 Intersect ENT Inc.† ................................... 544,000
36,000 Itamar Medical Ltd., ADR† ........................ 1,087,920
710,000 Kadmon Holdings Inc.† ............................ 6,184,100
27,582 Magellan Health Inc.† ............................... 2,607,878
37,000 McKesson Europe AG ............................... 1,045,758
Shares
Market
Value
13,500 Misonix Inc.† ........................................... $ 341,550
433,000 Myrexis Inc.† ........................................... 14,289
200,000 Nuvectra Corp.†(a) ................................... 0
43,000 Perrigo Co. plc ......................................... 2,035,190
28,000 PPD Inc.† ................................................ 1,310,120
12,000 QIAGEN NV† ............................................ 620,160
8,500 Soliton Inc.† ............................................ 173,060
493,000 Trillium Therapeutics Inc.† ........................ 8,657,080
100,000 Viatris Inc. ............................................... 1,355,000
44,434,214
Hotels and Gaming  — 0.0%
10,000 Gamesys Group plc .................................. 249,269
Machinery  — 1.1%
23,500 Astec Industries Inc. ................................. 1,264,535
25,000 CFT SpA† ................................................. 133,210
12,000 CIRCOR International Inc.† ....................... 396,120
280,000 CNH Industrial NV .................................... 4,650,800
20,000 Neles Oyj ................................................. 274,529
40,000 Welbilt Inc.† ............................................. 929,600
24,000 Zardoya Otis SA ....................................... 195,159
7,843,953
Metals and Mining  — 1.0%
85,000 Ampco-Pittsburgh Corp.† ......................... 399,500
5,000 Ardagh Group SA ..................................... 127,450
3,760 Endeavour Mining plc ............................... 84,634
53,000 Freeport-McMoRan Inc. ............................ 1,724,090
19,000 Newmont Corp. ........................................ 1,031,700
83,500 Pan American Silver Corp. ........................ 1,943,045
65,000 Sierra Metals Inc.† ................................... 117,000
10,000 Vulcan Materials Co. ................................. 1,691,600
7,119,019
Paper and Forest Products  — 0.5%
60,000 Domtar Corp.† ......................................... 3,272,400
Publishing  — 0.1%
2,500 Meredith Corp.† ....................................... 139,250
26,000 The E.W. Scripps Co., Cl. A ....................... 469,560
608,810
Real Estate  — 0.8%
500 American Tower Corp., REIT ..................... 132,705
105,000 Columbia Property Trust Inc., REIT ........... 1,997,100
5,000 Corem Property Group AB, Cl. B ............... 13,250
60,000 Deutsche Wohnen SE ............................... 3,677,993
1,000 Landmark Infrastructure Partners LP ........ 16,350
500 Monmouth Real Estate Investment Corp.,
REIT ..................................................... 9,325
1,000 S IMMO AG .............................................. 23,121
5,869,844
Retail  — 0.4%
2,000 Cervus Equipment Corp. ........................... 30,665

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Retail (Continued)
116,000 Sportsman's Warehouse Holdings Inc.† .... $ 2,041,600
101,770 The Bon-Ton Stores Inc.† ......................... 559
600 Zooplus AG† ............................................ 338,470
2,411,294
Semiconductors  — 0.4%
70,000 AIXTRON SE ............................................ 1,757,101
5,000 DSP Group Inc.† ...................................... 109,550
2,800 Siltronic AG .............................................. 441,748
700 Siltronic AG .............................................. 111,086
2,419,485
Specialty Chemicals  — 0.8%
20,000 Atotech Ltd.† ........................................... 483,000
135,000 Ferro Corp.† ............................................. 2,745,900
4,000 Hexion Holdings Corp., Cl. B† ................... 88,000
30,000 Kraton Corp.† ........................................... 1,369,200
2,000 Linde plc .................................................. 586,760
18,000 SGL Carbon SE† ....................................... 196,410
200 Tronox Holdings plc, Cl. A ......................... 4,930
5,474,200
Telecommunications  — 1.1%
200 Iliad SA .................................................... 42,164
120,000 Koninklijke KPN NV .................................. 377,390
2,081 Liberty Latin America Ltd., Cl. C† .............. 27,303
105,000 Lumen Technologies Inc. .......................... 1,300,950
10,000 Nuance Communications Inc.† ................. 550,400
58,000 Orange Belgium SA .................................. 1,304,719
61,000 Parrot SA† ............................................... 348,351
100,000 Pharol SGPS SA† ..................................... 10,610
96,000 Telenet Group Holding NV ......................... 3,665,205
7,627,092
Transportation  — 0.6%
15,700 CAI International Inc. ................................ 877,787
13,537 DSV A/S ................................................... 3,248,247
1,400 Kansas City Southern ............................... 378,896
5,000 Ocean Yield ASA ....................................... 23,474
4,528,404
Wireless Communications  — 0.3%
52,000 Millicom International Cellular SA, SDR† ... 1,889,473
10,000 United States Cellular Corp.† .................... 318,900
2,208,373
Wireless Telecommunications Services  — 0.0%
400,000 NII Holdings Inc., Escrow† ....................... 120,000
TOTAL COMMON STOCKS .................. 326,891,615
Shares
Market
Value
CLOSED-END FUNDS  — 0.2%
235,000 Altaba Inc., Escrow† ................................. $ 1,545,125
RIGHTS  — 0.3%
Entertainment  — 0.0%
201,000 Media General Inc., CVR†(a) ..................... 0
Health Care  — 0.1%
39,000 Achillion Pharmaceuticals Inc., CVR† ........ 19,500
10,000 Alder BioPharmaceuticals Inc. – H.
Lundbeck A/S, CVR† ............................. 10,000
187,969 Ambit Biosciences Corp., CVR†(a) ............ 317,668
100,000 Dova Pharmaceuticals Inc., CVR† ............. 12,500
640,000 Innocoll, CVR†(a) ..................................... 1
150,000 Ipsen SA/Clementia, CVR†(a) .................... 0
95,400 Ocera Therapeutics, CVR†(a) .................... 16,218
11,000 Prevail Therapeutics Inc., CVR†(a) ............ 5,500
825,000 Teva Pharmaceutical Industries Ltd., CCCP,
expire 02/20/23†(a) .............................. 0
12,000 Tobira Therapeutics Inc., CVR†(a) ............. 0
381,387
Metals and Mining  — 0.2%
2,200,000 Pan American Silver Corp., CVR† .............. 1,584,000
TOTAL RIGHTS ............................... 1,965,387
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
102,000 Ampco-Pittsburgh Corp., expire 08/01/25† 88,184
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 53.2%
$ 375,594,000 U.S. Treasury Bills,
0.014% to 0.058%††,
10/14/21 to 03/31/22(b) ........................ 375,565,507
TOTAL INVESTMENTS BEFORE
SECURITIES SOLD SHORT — 100.0%
(Cost $640,482,577) ............................. $ 706,055,818

The Gabelli ABC Fund
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
SECURITIES SOLD SHORT — (10.5)%
Building and Construction — (9.7)%
730,000 Lennar Corp., Cl. A ......................... $ 68,386,400
Financial Services — (0.7)%
14,000 Aon plc, Cl. A .............................. 4,000,780
2,400 Columbia Banking System Inc. ............ 91,176
2,019 S&P Global Inc. ............................ 857,853
4,949,809
Semiconductors — (0.1)%
9,000 Advanced Micro Devices Inc. .............. 926,100
1,000 II-VI Inc. ................................... 59,360
985,460
TOTAL SECURITIES SOLD SHORT
(Proceeds received $45,125,748)(c) .... $ 74,321,669
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b) At September 30, 2021, $121,385 of the principal amount was reserved and/or pledged with the custodian for securities sold short and forward foreign exchange contracts.
(c) At September 30, 2021, these proceeds are being held at Pershing LLC.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CCCP Contingent Cash Consideration Payment
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
As of September 30, 2021, forward foreign exchange contracts outstanding were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation/
Depreciation
USD 23,276,851 EUR 19,900,000 State Street Bank and Trust Co. 10/29/21 $ 213,158
USD 320,161 SEK 2,800,000 State Street Bank and Trust Co. 10/29/21 257
USD 3,656,767 GBP 2,700,000 State Street Bank and Trust Co. 10/29/21 18,650
USD 787,774 CAD 1,000,000 State Street Bank and Trust Co. 10/29/21 (1,709)
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS
$ 230,356